Intangible assets, net- Schedule Of Indefinite-lived And Definite-lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Trademarks and domains	$ 13,882	$ 13,882
Finite lived intangible assets gross	164,814	91,872
Accumulated amortization	(67,266)	(42,253)
Impairment charge	(1,053)
Total intangible assets, net	96,495	49,619
Licenses [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	9,823	1,795
Accumulated amortization	(7,751)	(154)
Customer relationships [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	35,706	3,663
Accumulated amortization	(2,745)	(494)
Trademarks and domains [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	14,296
Software development costs [member]
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Finite lived intangible assets gross	91,107	72,532
Accumulated amortization	$ (56,770)	$ (41,605)